Investment in associates	6 Months Ended
Jun. 30, 2024
Disclosure of detailed information about investment property [abstract]
Investment in associates
Note 5 - Investment in associates
In January 2024, Polestar's investee in China, Polestar Technology (Shaoxing) Co., Ltd. ("Polestar Technology"), selected Nanjing as its final province of registration. The investee was renamed Polestar Times Technology (Nanjing) Co., Ltd ("Polestar Times Technology"). On February 29, 2024, Polestar Times Technology, Polestar, Xingji Meizu, and Nanjing Jiangning Economic and Technological Development Zone Industrial Equity Investment Partnership (the "Nanjing Investor") entered an agreement for Polestar Times Technology to receive an additional $60,360 in capital from the Nanjing Investor over four installments in exchange for equity; subject to Polestar Times Technology achieving certain increased paid-in capital and invoiced sales thresholds in Nanjing province. Additionally, Polestar Times Technology can receive an additional $148,298 in the form of capital reserves from the Nanjing Investor over the four installments. In the event Polestar Times Technology achieves these thresholds and secures the investment installments from the Nanjing Investor, Polestar's ownership in Polestar Times Technology will decrease from 49% to 37.6% over time. As of the date these Unaudited Condensed Consolidated Financial Statements were authorized for issuance, Polestar has injected total cash of $34,300 into Polestar Times Technology and maintains 46.2% ownership.
In the event of the dissolution of Polestar Times Technology and if Polestar Times Technology's assets are insufficient to meet its debt obligations, shareholders who have not fully made their required capital contributions and other shareholders existing at the time of establishment of the company, may be held jointly responsible for the remaining debts, limited to the value of their unpaid contributions.
Sales of vehicles
During the six months ended June 30, 2024, the probability of collecting consideration in exchange for vehicles sold to Polestar Times Technology remained remote due to Polestar Times Technology's lack of available liquidity. While Polestar did collect consideration from Polestar Times Technology during the six months ended June 30, 2024 for certain vehicles sold during the year ended December 31, 2023 and the six months ended June 30, 2024, the circumstances regarding Polestar Times Technology's liquidity have not been improved. As such, the Group's accounting for sales of vehicles to Polestar Times Technology remained unchanged from the year ended December 31, 2023. During the six months ended June 30, 2024, the Group collected consideration and recognized revenue related to sales of vehicles for $61,650 of which $31,298 pertained to vehicles delivered during the year ended December 31, 2023 and $30,352 pertained to vehicles delivered during the six months ended June 30, 2024. As of June 30, 2024, the Group remains unpaid for 542 vehicles delivered to Polestar Times Technology during the six months ended June 30, 2024; totaling $19,850 of unrecognized revenue.
The following table summarizes the activity related to Polestar's investment in Polestar Times Technology:

Balance as of January 1, 2024	—
Investment in Polestar Times Technology	4,900
Elimination of effects of downstream sales	(550)
Recognized share of losses in Polestar Times Technology	(4,350)
Balance as of June 30, 2024	$—
The following table summarizes the activity related to Polestar's unrecognized losses in Polestar Times Technology:

Unrecognized balance as of January 1, 2024	(1,407)
Unrecognized effects of downstream sales	(6,386)
Unrecognized share of losses in Polestar Times Technology	(29,231)
Unrecognized balance as of June 30, 2024	$(37,024)
The following table provides summarized financial information from Polestar Times Technology's financial statements and a reconciliation to the carrying amount of Polestar's investment:

For the six months ended June 30,
2024
Polestar's percentage ownership interest	46.2%
Non-current assets	44,759
Current assets	60,806
Non-current liabilities	(21,379)
Current liabilities	(132,663)
Net liabilities	$(48,477)
Less capital reserves	(29,492)
Adjusted Net liabilities	$(77,969)
The Group's share of net liabilities	(36,021)
Elimination of effects of downstream sales	(550)
Unrecognized effects of downstream sales	6,386
Unrecognized losses in Polestar Times Technology	29,231
Other reconciling items	954
Carrying amount of the Group's investment in Polestar Times Technology	$—

Revenue	44,490
Net loss	(70,851)
Other comprehensive loss	(1,836)
Total comprehensive loss	(72,687)
The Group's share of losses in Polestar Times Technology	$(33,581)